Cover - shares	12 Months Ended
	Dec. 31, 2024	Apr. 30, 2025
Document Information Line Items
Entity Registrant Name	Genoil Inc.
Entity Central Index Key	0001261002
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2024
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Entity Common Stock Shares Outstanding		1,969,322,429
Document Annual Report	true
Document Transition Report	false
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	270 Bellevue Avenue
Entity Address Address Line 2	11th Floor
Entity Address City Or Town	Newport
Entity Address State Or Province	RI
Entity Address Postal Zip Code	02840
Icfr Auditor Attestation Flag	true
Auditor Name	HHL LLP
Auditor Location	New York, New York
Security 12g Title	Common Stock, Fully Paid and Non-Assessable Common Shares Without Par Value quoted on the OTC Markets Quotation System
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Auditor Firm Id	822
Business Contact [Member]
Document Information Line Items
Phone Fax Number Description	212-688-8868,
Contact Personnel Email Address	david@lifschultzorganization.com
Contact Personnel Name	David Lifschultz